Stock Based Compensation (Details Textual) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 20, 2009	Oct. 09, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						3,333,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,460,000	1,350,000	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.83	$ 2.34	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2,260,874	$ 2,727,755
Share-based Compensation, Total			$ 1,428,847	$ 1,662,876	$ 1,679,368